Related Party Transactions - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership interest in joint venture		50.00%
Contractual or other commitments from related party transactions	$ 0
Minera Exar
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of ownership interest in joint venture	50.00%
Payment of base annual fee	$ 55,000
Minera Exar | Cauchari-Olaroz Project | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	1,401,000
Non Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	100,000
Non Executive Directors | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Remunerations payable in DSU's	60,000
Committee Chair
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	13,000
Company's Audit Committee Chair
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	18,000
Company's Board Chair Member
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	150,000
Company's Board Chair Member | Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Remunerations payable in DSU's	90,000
Company's Board Chair Member | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	20,000
Committee Members
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	5,000
Excess of Six Meetings Per Year
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	1,000
Special Committee | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	10,000
Excess of Five Meetings Per Year | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	$ 1,000